Financial Instruments (Narrative) (Details) $ in Millions		12 Months Ended
	Sep. 01, 2020 CAD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2019 CAD ($)
Disclosure of financial assets [line items]
Hypothetical change resulting in a change to other comprehensive income		$ 301	$ 268
Impact on net income with one dollar change		2	1
Accounts receivable		301	268
Provision for doubtful accounts		78	$ 74	$ 63
Forward Contract [Member]
Disclosure of financial assets [line items]
Notional amount	$ 132	$ 132
Forward contracts purchase period		12 months	12 months
Average foreign exchange rate	1.3544	1.2666
Hypothetical exchange rate		10.00%
Hypothetical change resulting in a change to other comprehensive income		$ 12	$ 13
Forward Contract [Member] | Past Due [Member]
Disclosure of financial assets [line items]
Accounts receivable		$ 124	$ 105